UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2013

Date of reporting period:	10/31/2012

Item 1. Schedule of Investments

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of October 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Aerospace & Defense — 1.0%
11,221	Boeing Co. (The)	$ 790,407
6,508	Precision Castparts Corp.	1,126,340

		1,916,747

Air Freight & Logistics — 1.6%
34,575	FedEx Corp.	3,180,554

Airlines — 1.5%
319,469	Southwest Airlines Co.	2,817,717

Beverages — 2.7%
76,367	Coca-Cola Co. (The)	2,839,325
33,921	PepsiCo, Inc.	2,348,690

		5,188,015

Biotechnology — 0.2%
4,263	Alexion Pharmaceuticals, Inc.*	385,290

Capital Markets — 7.2%
15,206	BlackRock, Inc. (Class A Stock)	2,884,274
51,960	Goldman Sachs Group, Inc. (The)	6,359,384
263,715	Morgan Stanley	4,583,367

		13,827,025

Chemicals — 1.8%
50,604	LyondellBasell Industries NV (Class A Stock)	2,701,748
9,662	Monsanto Co.	831,608

		3,533,356

Computers & Peripherals — 5.9%
16,266	Apple, Inc.	9,679,897
70,994	EMC Corp.*	1,733,673

		11,413,570

Diversified Financial Services — 1.0%
87,058	Leucadia National Corp.	1,976,217

Diversified Telecommunication Services — 1.9%
57,954	Verizon Communications, Inc.	2,587,066
116,107	Windstream Corp.(a)	1,107,661

		3,694,727

Electric Utilities — 1.6%
38,710	ITC Holdings Corp.	3,082,090

Energy Equipment & Services — 5.1%
68,427	Halliburton Co.	2,209,508
70,056	National Oilwell Varco, Inc.	5,163,127
36,863	Schlumberger Ltd.	2,563,084

		9,935,719

Food & Staples Retailing — 3.8%
9,378	Costco Wholesale Corp.	923,076
58,379	CVS Caremark Corp.	2,708,786
39,340	Wal-Mart Stores, Inc.	2,951,287
8,764	Whole Foods Market, Inc.	830,214

		7,413,363

Food Products — 2.0%
31,559	Kraft Foods Group, Inc.*	1,435,303
94,679	Mondelez International, Inc. (Class A Stock)	2,512,781

		3,948,084

Gas Utilities — 1.4%
58,245	ONEOK, Inc.	2,754,989

Healthcare Equipment & Supplies — 1.4%
65,958	Medtronic, Inc.	2,742,534

Healthcare Providers & Services — 4.6%
14,629	Express Scripts Holding Co.*	900,269
93,598	UnitedHealth Group, Inc.	5,241,488
44,993	WellPoint, Inc.	2,757,171

		8,898,928

Household Products — 1.4%
40,049	Procter & Gamble Co. (The)	2,772,993

Insurance — 4.5%
50,839	Aon PLC	2,742,764
86,227	Marsh & McLennan Cos., Inc.	2,934,305
42,733	Travelers Cos., Inc. (The)	3,031,479

		8,708,548

Internet & Catalog Retail — 2.2%
14,931	Amazon.com, Inc.*	3,476,235
1,213	priceline.com, Inc.*	695,983

		4,172,218

Internet Software & Services — 5.1%
17,425	Baidu, Inc. (China), ADR*	1,857,854
8,091	Google, Inc. (Class A Stock)*	5,500,019
4,051	LinkedIn Corp. (Class A Stock)*	433,173
39,837	Tencent Holdings Ltd. (China), ADR	1,400,669
36,201	Youku Tudou, Inc. (China), ADR*(a)	716,780

		9,908,495

IT Services — 2.5%
5,727	International Business Machines Corp.	1,114,073
6,874	MasterCard, Inc. (Class A Stock)	3,168,433
4,396	Visa, Inc. (Class A Stock)	609,989

		4,892,495

Machinery — 1.7%
37,026	Illinois Tool Works, Inc.(a)	2,270,805
19,704	Ingersoll-Rand PLC	926,679

		3,197,484

Media — 5.6%
74,274	Comcast Corp. (Class A Stock)	2,786,018
106,201	News Corp. (Class A Stock)	2,540,328
110,436	Walt Disney Co. (The)(a)	5,419,094

		10,745,440

Multiline Retail — 2.8%
51,058	Kohl’s Corp.	2,720,370
40,773	Target Corp.	2,599,279

		5,319,649

Oil, Gas & Consumable Fuels — 5.8%
25,884	EOG Resources, Inc.	3,015,227
31,370	Noble Energy, Inc.	2,980,464
59,987	Occidental Petroleum Corp.	4,736,574
4,670	Pioneer Natural Resources Co.(a)	493,385

		11,225,650

Personal Products — 0.3%
7,941	Estee Lauder Cos., Inc. (The) (Class A Stock)	489,324

Pharmaceuticals — 7.5%
40,935	Abbott Laboratories	2,682,061
147,055	Bristol-Myers Squibb Co.	4,889,579
38,917	Johnson & Johnson(a)	2,756,102
14,864	Novo Nordisk A/S (Denmark), ADR	2,382,551
22,014	Shire PLC (Ireland), ADR	1,857,761

		14,568,054

Real Estate Investment Trusts — 2.3%
11,361	American Tower Corp.	855,369
15,461	Equity Residential	887,616
62,276	HCP, Inc.	2,758,827

		4,501,812

Road & Rail — 1.5%
140,997	CSX Corp.	2,886,209

Semiconductors & Semiconductor Equipment — 2.7%
144,723	Advanced Micro Devices, Inc.*(a)	296,682
34,409	ARM Holdings PLC (United Kingdom), ADR(a)	1,113,131
32,175	Avago Technologies Ltd.	1,062,740
128,999	Intel Corp.	2,789,604

		5,262,157

Software — 3.5%
98,244	Microsoft Corp.	2,803,393
92,909	Oracle Corp.	2,884,824
6,687	Salesforce.com, Inc.*(a)	976,168

		6,664,385

Specialty Retail — 3.5%
110,972	Inditex SA (Spain), ADR	2,869,736
96,749	Lowe’s Cos., Inc.(a)	3,132,732
19,103	TJX Cos., Inc.	795,258

		6,797,726

Textiles, Apparel & Luxury Goods — 0.8%
18,984	Burberry Group PLC (United Kingdom), ADR	712,090
8,339	NIKE, Inc. (Class B Stock)	762,018

		1,474,108

Thrifts & Mortgage Finance — 0.3%
40,158	People’s United Financial, Inc.	483,101

Tobacco — 0.5%
22,511	Reynolds American, Inc.(a)	937,358

Water Utilities — 0.4%
28,247	Aqua America, Inc.	717,190

	TOTAL LONG-TERM INVESTMENTS (cost $161,072,034)	192,433,321

SHORT-TERM INVESTMENT — 10.4%
Affiliated Money Market Mutual Fund
20,088,264	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $20,088,264; includes $19,147,597 of cash collateral received for securities on loan)(b)(c)	20,088,264

	TOTAL INVESTMENTS — 110.0% (cost $181,160,298)(d)	212,521,585
	LIABILITIES IN EXCESS OF OTHER ASSETS — (10.0%)	(19,350,889)

	NET ASSETS — 100.0%	$193,170,696

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,671,014; cash collateral of $19,147,597 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$183,180,604	$31,770,708	$(2,429,727)	$29,340,981

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$192,433,321	$—	$—
Affiliated Money Market Mutual Fund	20,088,264	—	—

Total	$212,521,585	$—	$—

Prudential Small Cap Value Fund

Schedule of Investments

as of October 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Aerospace & Defense — 1.3%
24,700	AAR Corp.	$ 372,723
31,000	Curtiss-Wright Corp.	956,970
12,900	Esterline Technologies Corp.*	745,491
700	Moog, Inc. (Class A Stock)*	25,907
3,300	Sypris Solutions, Inc.	20,790

		2,121,881

Air Freight & Logistics — 0.3%
51,100	Air Transport Services Group, Inc.*	196,735
3,400	Atlas Air Worldwide Holdings, Inc.*	186,966
2,300	Park-Ohio Holdings Corp.*	50,876

		434,577

Airlines — 1.9%
34,600	Alaska Air Group, Inc.*	1,323,104
138,100	Hawaiian Holdings, Inc.*(a)	818,933
77,400	JetBlue Airways Corp.*(a)	409,446
67,500	Republic Airways Holdings, Inc.*	315,225
11,000	Spirit Airlines, Inc.*	193,050

		3,059,758

Auto Components — 1.1%
4,700	Cooper Tire & Rubber Co.	94,611
3,100	Modine Manufacturing Co.*	21,080
38,100	Spartan Motors, Inc.	179,070
34,200	Standard Motor Products, Inc.	642,276
47,400	Superior Industries International, Inc.	810,066

		1,747,103

Biotechnology
5,300	Emergent Biosolutions, Inc.*	70,437

Building Products — 0.2%
10,800	Gibraltar Industries, Inc.*	134,568
7,700	Patrick Industries, Inc.*	136,059

		270,627

Capital Markets — 0.6%
24,300	BGC Partners, Inc. (Class A Stock)	113,724
25,100	Calamos Asset Management, Inc. (Class A Stock)	271,080
32,400	GFI Group, Inc.	102,384
57,900	Investment Technology Group, Inc.*	488,676

		975,864

Chemicals — 1.6%
4,800	Chemtura Corp.*	76,464
3,400	FutureFuel Corp.	40,086
15,300	LSB Industries, Inc.*	616,131

21,500	Olin Corp.	445,910
24,200	OM Group, Inc.*	489,566
23,300	Omnova Solutions, Inc.*	182,672
7,000	Schulman, (A.), Inc.	179,620
5,500	Stepan Co.	526,900
4,100	Tredegar Corp.	69,577

		2,626,926

Commercial Banks — 12.7%
2,900	1st Source Corp.	64,409
3,700	BancFirst Corp.	162,652
55,200	Banco Latinoamericano de Comercio Exterior SA (Class E) (Supranational Bank)	1,242,000
19,400	Bank of the Ozarks, Inc.	635,156
7,400	BBCN Bancorp, Inc.	88,282
21,700	Cardinal Financial Corp.	346,549
19,000	Cathay General Bancorp	336,110
1,200	Central Pacific Financial Corp.*	17,244
600	Century Bancorp, Inc. (Class A Stock)	19,626
15,300	Chemical Financial Corp.	359,856
4,700	Citizens & Northern Corp.	87,279
15,500	City Holding Co.	544,360
27,800	Community Bank System, Inc.	767,002
11,400	Community Trust Bancorp, Inc.	386,688
21,100	CVB Financial Corp.(a)	228,302
18,000	Eagle Bancorp, Inc.*	375,480
4,700	East West Bancorp, Inc.	100,063
10,600	Financial Institutions, Inc.	201,824
18,900	First Community Bancshares, Inc.	283,122
30,300	First Financial Bancorp	475,710
7,500	First Financial Corp.	229,425
1,700	First Interstate Bancsystem, Inc.	25,551
3,900	First of Long Island Corp. (The)	116,961
53,695	FirstMerit Corp.	744,213
3,000	Hanmi Financial Corp.*	37,230
4,900	Heartland Financial USA, Inc.	140,630
19,300	Independent Bank Corp.	569,543
80,640	International Bancshares Corp.	1,463,616
2,900	Lakeland Financial Corp.	77,401
15,100	MainSource Financial Group, Inc.	189,052
129,074	National Penn Bancshares, Inc.	1,152,631
50,400	NBT Bancorp, Inc.	1,072,008
56,300	Old National Bancorp	690,801
5,600	Oriental Financial Group, Inc. (Puerto Rico)	65,968
5,800	Peoples Bancorp, Inc.	123,540
2,700	Renasant Corp.	49,707
19,600	Republic Bancorp, Inc. (Class A Stock)	423,752
14,300	S&T Bancorp, Inc.	251,251
22,800	Sandy Spring Bancorp, Inc.	435,936
15,300	Simmons First National Corp. (Class A Stock)	380,817
6,296	Southside Bancshares, Inc.	128,501
14,700	State Bank Financial Corp.	222,999
33,300	Sterling Financial Corp.	707,958
8,100	SVB Financial Group*	458,379

9,800	Tompkins Financial Corp.	396,704
22,600	Trustmark Corp.	530,422
8,500	Union First Market Bankshares Corp.	133,450
2,800	Univest Corp. of Pennsylvania	47,376
16,200	Virginia Commerce Bancorp, Inc.*	148,392
1,200	Walker & Dunlop, Inc.*	19,932
6,900	Washington Trust Bancorp, Inc.	186,231
76,100	Webster Financial Corp.	1,674,200
36,400	WesBanco, Inc.	800,800

		20,417,091

Commercial Services & Supplies — 2.8%
10,100	American Reprographics Co.*	38,683
22,700	Brink’s Co. (The)	597,237
13,600	Consolidated Graphics, Inc.*	401,336
13,000	Deluxe Corp.	409,630
3,400	Encore Capital Group, Inc.*	98,600
25,800	G & K Services, Inc. (Class A Stock)	832,050
1,800	Intersections, Inc.	16,722
18,300	McGrath RentCorp	480,558
7,400	Quad/Graphics, Inc.(a)	135,642
39,800	Sykes Enterprises, Inc.*	542,076
14,800	UniFirst Corp.	1,029,636

		4,582,170

Communications Equipment — 0.8%
45,000	Black Box Corp.	986,400
3,400	EchoStar Corp. (Class A Stock)*	107,984
12,700	Tessco Technologies, Inc.	264,160

		1,358,544

Computers & Peripherals — 0.5%
101,800	Xyratex Ltd. (Bermuda)	841,886

Construction & Engineering — 0.1%
9,900	Argan, Inc.	176,121
5,000	Sterling Construction Co, Inc.*	44,500

		220,621

Consumer Finance — 2.1%
18,000	Cash America International, Inc.	703,620
3,000	Credit Acceptance Corp.*	244,950
5,550	DFC Global Corp.*	93,517
4,100	Duff & Phelps Corp. (Class A Stock)	50,963
52,500	Nelnet, Inc. (Class A Stock)	1,281,525
15,600	World Acceptance Corp.*(a)	1,041,456

		3,416,031

Containers & Packaging — 1.5%
6,900	AEP Industries, Inc.*	441,117
164,900	Boise, Inc.	1,383,511
7,900	Rock-Tenn Co. (Class A Stock)	578,201

		2,402,829

Distributors — 0.1%
20,800	VOXX International Corp.*	129,376

Diversified Consumer Services — 1.6%
3,100	Capella Education Co.*	96,782
21,900	Coinstar, Inc.*(a)	1,027,986
600	DeVry, Inc.(a)	15,756
56,200	Lincoln Educational Services Corp.	208,502
57,000	Regis Corp.(a)	949,620
5,500	Steiner Leisure Ltd. (Bahamas)*	241,560

		2,540,206

Diversified Telecommunication Services — 0.7%
7,700	Atlantic Tele-Network, Inc.	319,088
10,200	Cbeyond, Inc.*	78,132
9,700	General Communication, Inc. (Class A Stock)*	84,778
5,800	Iridium Communications, Inc.*	42,862
9,100	Neutral Tandem, Inc.	42,042
59,800	Premiere Global Services, Inc.*	508,300
2,900	TeleNav, Inc.*	20,416

		1,095,618

Electric Utilities — 4.4%
12,100	Allete, Inc.	503,602
47,700	El Paso Electric Co.	1,621,323
13,500	Empire District Electric Co. (The)	293,085
86,700	PNM Resources, Inc.	1,921,272
74,700	Portland General Electric Co.	2,046,780
3,800	Unitil Corp.	101,042
1,400	UNS Energy Corp.	59,696
17,600	Westar Energy, Inc.	522,720

		7,069,520

Electrical Equipment — 1.3%
36,200	Brady Corp. (Class A Stock)	1,113,512
24,400	EnerSys*	841,312
3,100	Generac Holdings, Inc.	105,400

		2,060,224

Electronic Equipment, Instruments & Components — 2.1%
12,300	Electro Rent Corp.	193,356
46,600	Insight Enterprises, Inc.*	753,522
10,800	Multi-Fineline Electronix, Inc.*	228,312
18,700	Newport Corp.*	202,334
8,400	Plexus Corp.*	226,044
152,000	Power-One, Inc.*(a)	612,560
38,400	Sanmina-SCI Corp.*	341,376
24,100	SYNNEX Corp.*(a)	780,599
4,300	TTM Technologies, Inc.*	38,700

		3,376,803

Energy Equipment & Services — 2.4%
31,400	Bristow Group, Inc.	1,567,488

97,500	Helix Energy Solutions Group, Inc.*	1,685,775
23,100	Natural Gas Services Group, Inc.*	366,366
2,600	Parker Drilling Co.*	11,258
42,300	Pioneer Energy Services Corp.*	279,180

		3,910,067

Food & Staples Retailing — 2.3%
11,200	Harris Teeter Supermarkets, Inc.	419,440
29,700	Ingles Markets, Inc. (Class A Stock)	481,140
26,800	Nash-Finch Co.	515,364
64,800	Pantry, Inc. (The)*	859,572
32,600	Spartan Stores, Inc.	468,136
24,500	Susser Holdings Corp.*(a)	880,530

		3,624,182

Food Products — 1.1%
57,900	Fresh Del Monte Produce, Inc. (Cayman Islands)	1,457,343
6,700	Omega Protein Corp.*	43,617
2,000	Seneca Foods Corp. (Class A Stock)*	57,170
12,900	Smithfield Foods, Inc.*	264,063

		1,822,193

Gas Utilities — 1.7%
4,600	AGL Resources, Inc.	187,818
14,700	Atmos Energy Corp.	528,759
1,500	Chesapeake Utilities Corp.	70,455
21,300	Laclede Group, Inc. (The)	886,932
25,200	Southwest Gas Corp.	1,095,444

		2,769,408

Healthcare Equipment & Supplies — 0.6%
9,300	Greatbatch, Inc.*	204,414
51,800	Invacare Corp.	707,070

		911,484

Healthcare Providers & Services — 6.1%
17,600	Almost Family, Inc.*	364,848
62,200	Amedisys, Inc.*	686,688
34,400	AmSurg Corp.*	981,088
52,100	Five Star Quality Care, Inc.*	274,046
22,300	Gentiva Health Services, Inc.*	209,620
15,700	HealthSouth Corp.*	347,441
91,300	Kindred Healthcare, Inc.*(a)	894,740
37,900	Magellan Health Services, Inc.*	1,900,685
42,400	Molina Healthcare, Inc.*	1,062,968
5,300	National Healthcare Corp.	252,386
53,600	PharMerica Corp.*	654,992
13,800	Providence Service Corp. (The)*	140,760
75,400	Select Medical Holdings Corp.*	798,486
59,700	Skilled Healthcare Group, Inc. (Class A Stock)*	463,869
44,600	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	804,584

		9,837,201

Hotels, Restaurants & Leisure — 2.6%
1,130	Biglari Holdings, Inc.*	399,579
28,600	Bob Evans Farms, Inc.(a)	1,088,802
79,500	Boyd Gaming Corp.*(a)	490,515
16,800	Isle of Capri Casinos, Inc.*	102,144
23,900	Marcus Corp.	260,510
11,800	Monarch Casino & Resort, Inc.*	107,616
36,300	Pinnacle Entertainment, Inc.*	463,188
90,800	Ruby Tuesday, Inc.*	655,576
33,000	Speedway Motorsports, Inc.	537,900

		4,105,830

Household Durables — 1.5%
47,700	American Greetings Corp. (Class A Stock)(a)	819,009
16,400	CSS Industries, Inc.	329,640
27,400	Helen of Troy Ltd. (Bermuda)*	828,028
9,500	NACCO Industries, Inc. (Class A Stock)	481,080

		2,457,757

Housewares
2,100	Libbey, Inc.*	37,695

Industrial Conglomerates — 0.8%
400	Seaboard Corp.*	912,532
7,900	Standex International Corp.	365,296

		1,277,828

Insurance — 5.1%
1,700	Alterra Capital Holdings Ltd. (Bermuda)	41,531
16,900	American Equity Investment Life Holding Co.(a)	194,519
12,400	CNO Financial Group, Inc.	118,792
17,000	Employers Holdings, Inc.	310,250
33,900	FBL Financial Group, Inc. (Class A Stock)	1,157,007
94,700	First American Financial Corp.	2,154,425
15,100	HCC Insurance Holdings, Inc.	538,164
7,200	Horace Mann Educators Corp.	138,312
18,700	Maiden Holdings Ltd. (Bermuda)	158,015
31,000	National Financial Partners Corp.*(a)	568,850
1,300	National Western Life Insurance Co. (Class A Stock)	182,481
17,800	ProAssurance Corp.	1,591,320
85,800	Symetra Financial Corp.	1,025,310
27,600	Universal Insurance Holdings, Inc.	109,020

		8,287,996

Internet Software & Services — 0.6%
61,700	EarthLink, Inc.	391,178
118,549	United Online, Inc.	635,423

		1,026,601

IT Services — 2.0%
16,400	Acxiom Corp.*	299,300
34,400	CACI International, Inc. (Class A Stock)*(a)	1,734,792
19,500	CSG Systems International, Inc.*	401,895

7,100	Mantech International Corp. (Class A Stock)	163,087
6,900	TNS, Inc.*	98,808
31,500	Unisys Corp.*(a)	537,075

		3,234,957

Leisure Equipment & Products — 0.2%
25,972	JAKKS Pacific, Inc.(a)	335,299
2,000	Johnson Outdoors, Inc. (Class A Stock)*	39,020

		374,319

Life Sciences Tools & Services — 0.2%
26,400	Cambrex Corp.*	318,912

Machinery — 1.7%
11,200	Actuant Corp. (Class A Stock)	316,288
1,100	Altra Holdings, Inc.	19,822
2,000	Cascade Corp.	129,980
2,700	FreightCar America, Inc.	51,975
2,800	Harsco Corp.	55,972
9,500	Hyster-Yale Materials Handling, Inc.*	390,260
9,500	Hyster-Yale Materials Handling, Inc. (Class B Stock)*	390,260
17,800	John Bean Technologies Corp.	274,476
12,500	LB Foster Co. (Class A Stock)	412,625
17,500	Sauer-Danfoss, Inc.	701,050

		2,742,708

Marine — 0.2%
15,500	International Shipholding Corp.	259,160

Media — 1.3%
37,500	Belo Corp. (Class A Stock)	280,500
28,200	Entercom Communications Corp. (Class A Stock)*(a)	183,582
71,600	Harte-Hanks, Inc.	398,812
25,600	Journal Communications, Inc. (Class A Stock)*	143,616
6,300	LIN TV Corp. (Class A Stock)*	35,343
17,400	Scholastic Corp.	574,026
15,100	Sinclair Broadcast Group, Inc. (Class A Stock)	190,260
8,800	Valassis Communications, Inc.*	228,976

		2,035,115

Metals & Mining — 0.6%
24,300	Coeur d’Alene Mines Corp.*	751,113
16,000	Noranda Aluminum Holding Corp.	98,080
7,700	Worthington Industries, Inc.	166,474

		1,015,667

Multi-Line Retail — 0.3%
5,500	Dillard’s, Inc. (Class A Stock)	423,500

Multi-Utilities — 1.8%
36,100	Avista Corp.	917,662
43,500	NorthWestern Corp.	1,557,735
14,500	Vectren Corp.	428,765

		2,904,162

Oil, Gas & Consumable Fuels — 7.5%
2,200	Adams Resources & Energy, Inc.	66,924
73,600	Alon USA Energy, Inc.	966,368
30,200	Bill Barrett Corp.*(a)	691,882
76,600	Callon Petroleum Co.*	438,152
22,000	CVR Energy, Inc.*	808,500
42,400	Delek US Holdings, Inc.	1,091,800
12,500	Energen Corp.	583,125
34,800	Energy XXI Bermuda Ltd. (Bermuda)	1,151,880
38,000	EPL Oil & Gas, Inc.*	822,320
8,000	Green Plains Renewable Energy, Inc.*	61,840
17,400	Knightsbridge Tankers Ltd. (Bermuda)	110,838
30,800	REX American Resources Corp.*	542,388
33,400	Ship Finance International Ltd. (Bermuda)(a)	513,692
31,900	Stone Energy Corp.*	752,521
60,700	Swift Energy Co.*(a)	1,014,297
3,000	VAALCO Energy, Inc.*	24,510
53,200	W&T Offshore, Inc.(a)	901,740
58,700	Western Refining, Inc.(a)	1,459,869

		12,002,646

Paper & Forest Products — 2.5%
55,800	Buckeye Technologies, Inc.	1,461,960
39,900	KapStone Paper and Packaging Corp.*	876,603
20,500	Neenah Paper, Inc.	530,950
49,000	P.H. Glatfelter Co.	872,690
9,500	Schweitzer-Mauduit International, Inc.	332,785

		4,074,988

Personal Products — 0.2%
12,000	Prestige Brands Holdings, Inc.*	208,680
1,800	USANA Health Sciences, Inc.*(a)	77,652

		286,332

Pharmaceuticals
9,100	Pozen, Inc.*	54,509

Professional Services — 0.6%
13,300	CBIZ, Inc.*(a)	73,416
53,500	Dolan Co. (The)*	247,705
6,600	ICF International, Inc.*	121,110
12,400	Kelly Services, Inc. (Class A Stock)	164,796
21,800	Navigant Consulting, Inc.*	226,502
3,000	VSE Corp.	70,950

		904,479

Real Estate Investment Trusts — 7.8%
23,400	AG Mortgage Investment Trust, Inc.	560,430
221,100	Anworth Mortgage Asset Corp.	1,357,554
38,700	Apollo Commercial Real Estate Finance, Inc.	654,417
129,500	Capstead Mortgage Corp.	1,595,440
120,300	Dynex Capital, Inc.	1,193,376
55,100	Hatteras Financial Corp.	1,502,577

111,400	Invesco Mortgage Capital, Inc.	2,387,302
8,300	Kite Realty Group Trust	45,401
189,400	MFA Financial, Inc.	1,547,398
12,500	PennyMac Mortgage Investment Trust	318,000
109,100	Two Harbors Investment Corp.	1,301,563
2,600	Universal Health Realty Income Trust	128,544

		12,592,002

Road & Rail — 0.8%
6,800	Amerco, Inc.	785,672
1,900	Celadon Group, Inc.	32,490
15,400	Marten Transport Ltd.	284,900
7,800	Saia, Inc.*	176,280

		1,279,342

Semiconductors & Semiconductor Equipment — 1.4%
2,300	Alpha & Omega Semiconductor Ltd. (Bermuda)*	19,596
59,900	Amkor Technology, Inc.*(a)	258,768
56,400	Brooks Automation, Inc.	406,644
44,900	Kulicke & Soffa Industries, Inc.*	460,674
31,000	MKS Instruments, Inc.	732,530
4,700	Pericom Semiconductor Corp.*	36,331
41,500	Photronics, Inc.*	202,935
7,900	Rudolph Technologies, Inc.*	75,129

		2,192,607

Specialty Retail — 2.1%
34,400	Cato Corp. (The) (Class A Stock)	976,272
7,100	OfficeMax, Inc.	52,185
31,500	Rent-A-Center, Inc.	1,049,895
33,400	Stage Stores, Inc.	818,300
51,200	Stein Mart, Inc.*	402,432
4,800	Systemax, Inc.*	52,512

		3,351,596

Telecommunications
4,500	IDT Corp. (Class B Stock)	45,540

Textiles, Apparel & Luxury Goods — 1.1%
11,800	Iconix Brand Group, Inc.*	218,418
127,000	Jones Group, Inc. (The)	1,499,870
4,900	RG Barry Corp.	74,676

		1,792,964

Thrifts & Mortgage Finance — 1.3%
5,500	Berkshire Hills Bancorp, Inc.	129,140
42,400	Dime Community Bancshares, Inc.	614,800
4,700	First Defiance Financial Corp.	83,190
22,400	Flushing Financial Corp.	348,320
4,000	OceanFirst Financial Corp.	55,760
25,100	Provident Financial Services, Inc.	376,500
17,100	Trustco Bank Corp.	95,418
20,300	Washington Federal, Inc.	340,634
2,600	WSFS Financial Corp.	110,123

		2,153,885

Tobacco — 1.2%
37,700	Universal Corp.(a)	1,868,412

Trading Companies & Distributors — 1.3%
131,200	Aircastle Ltd. (Bermuda)	1,460,256
6,900	CAI International, Inc.*	152,904
12,100	SeaCube Container Leasing Ltd. (Bermuda)	224,092
9,000	TAL International Group, Inc.	307,260

		2,144,512

Water Utilities — 0.3%
9,400	American States Water Co.	413,788

Wireless Telecommunication Services — 0.4%
52,700	USA Mobility, Inc.	582,335

	TOTAL LONG-TERM INVESTMENTS (cost $146,813,874)	159,934,771

SHORT-TERM INVESTMENT — 11.3%
AFFILIATED MONEY MARKET MUTUAL FUND
18,163,234	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $18,163,234; includes $16,769,192 of cash collateral for securities on loan)(b)(c)	18,163,234

	TOTAL INVESTMENTS — 110.6% (cost $164,977,108)(d)	178,098,005
	Liabilities in excess of other Assets — (10.6)%	(17,093,757)

	NET ASSETS — 100%	$161,004,248

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,390,065; cash collateral of $16,769,192 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the co-manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Schedule of Investments was $165,367,171; accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,730,834 (gross unrealized appreciation $24,389,163; gross unrealized depreciation $11,658,329). The difference between book and tax basis is primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies and other cost basis differences between financial reporting and tax accounting as of the most recent fiscal year end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$159,544,511	$390,260	$—
Affiliated Money Market Mutual Fund	18,163,234	—	—

Total	$177,707,745	$390,260	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 20, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2012

*	Print the name and title of each signing officer under his or her signature.